COLUMBIA LARGE CAP VALUE FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Prospectus dated July 1, 2008

Effective immediately, the Class A, Class B, Class C and Class R Shares prospectus is revised and supplemented as follows:

1.	The “FUNDamentals—Fund Expenses” table in the section entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:

FUNDamentalsTM

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

•	annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

2.	The sections entitled “Fees and Expenses—Shareholder Fees (paid directly from your investment)” and “Fees and Expenses—Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(e)(f)	0.65%	0.65%	0.65%	0.65%

Distribution and service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.50%

Other expenses(g)	0.20%	0.20%	0.20%	0.20%

Acquired fund fees and expenses	—	—	—	—

Total annual Fund operating expenses(h)	1.10%	1.85%	1.85%	1.35%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(d)	Annual Fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(e)	Management fees include an investment advisory fee of 0.48% and an administration fee of 0.17%.
(f)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.43% for assets in excess of $1 billion and up to $6 billion; and 0.41% in excess of $6 billion.
(g)	Other expenses have been restated.
(h)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses—Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares
Assuming no redemption	$188	$582	$1,001	$1,973
Assuming complete redemption of shares at the end of the period	$688	$882	$1,201	$1,973
Class C Shares
Assuming no redemption	$188	$582	$1,001	$2,169
Assuming complete redemption of shares at the end of the period	$288	$582	$1,001	$2,169
Class R Shares	$137	$428	$739	$1,624

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Large Cap Value Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.10%	-2.07	%(b)	$9,792.58	$680.70
2	10.25%	1.10%	1.74%		$10,174.49	$109.82
3	15.76%	1.10%	5.71%		$10,571.29	$114.10
4	21.55%	1.10%	9.84%		$10,983.57	$118.55
5	27.63%	1.10%	14.12%		$11,411.93	$123.18
6	34.01%	1.10%	18.57%		$11,857.00	$127.98
7	40.71%	1.10%	23.19%		$12,319.42	$132.97
8	47.75%	1.10%	28.00%		$12,799.88	$138.16
9	55.13%	1.10%	32.99%		$13,299.07	$143.54
10	62.89%	1.10%	38.18%		$13,817.73	$149.14

Total Gain After Fees and Expenses					$3,817.73
Total Annual Fees and Expenses Paid						$1,838.14

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Large Cap Value Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.85%	3.15%	$10,315.00	$187.91
2	10.25%	1.85%	6.40%	$10,639.92	$193.83
3	15.76%	1.85%	9.75%	$10,975.08	$199.94
4	21.55%	1.85%	13.21%	$11,320.80	$206.24
5	27.63%	1.85%	16.77%	$11,677.40	$212.73
6	34.01%	1.85%	20.45%	$12,045.24	$219.43
7	40.71%	1.85%	24.25%	$12,424.66	$226.35
8	47.75%	1.85%	28.16%	$12,816.04	$233.48
9	55.13%	1.10%	33.16%	$13,315.87	$143.73
10	62.89%	1.10%	38.35%	$13,835.18	$149.33

Total Gain After Fees and Expenses				$3,835.18
Total Annual Fees and Expenses Paid					$1,972.97

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Value Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.85%	3.15%	$10,315.00	$187.91
2	10.25%	1.85%	6.40%	$10,639.92	$193.83
3	15.76%	1.85%	9.75%	$10,975.08	$199.94
4	21.55%	1.85%	13.21%	$11,320.80	$206.24
5	27.63%	1.85%	16.77%	$11,677.40	$212.73
6	34.01%	1.85%	20.45%	$12,045.24	$219.43
7	40.71%	1.85%	24.25%	$12,424.66	$226.35
8	47.75%	1.85%	28.16%	$12,816.04	$233.48
9	55.13%	1.85%	32.20%	$13,219.75	$240.83
10	62.89%	1.85%	36.36%	$13,636.17	$248.42

Total Gain After Fees and Expenses				$3,636.17
Total Annual Fees and Expenses Paid					$2,169.16

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Value Fund - Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.35%	3.65%	$10,365.00	$137.46
2	10.25%	1.35%	7.43%	$10,743.32	$142.48
3	15.76%	1.35%	11.35%	$11,135.45	$147.68
4	21.55%	1.35%	15.42%	$11,541.90	$153.07
5	27.63%	1.35%	19.63%	$11,963.18	$158.66
6	34.01%	1.35%	24.00%	$12,399.83	$164.45
7	40.71%	1.35%	28.52%	$12,852.43	$170.45
8	47.75%	1.35%	33.22%	$13,321.54	$176.67
9	55.13%	1.35%	38.08%	$13,807.78	$183.12
10	62.89%	1.35%	43.12%	$14,311.76	$189.81

Total Gain After Fees and Expenses				$4,311.76
Total Annual Fees and Expenses Paid					$1,623.85

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18306-0609

COLUMBIA LARGE CAP VALUE FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Prospectus dated July 1, 2008

Effective immediately, the Class Z Shares prospectus is revised and supplemented as follows:

1.	The “FUNDamentals—Fund Expenses” table in the section entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:

FUNDamentalsTM

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

•	annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

2.	The sections entitled “Fees and Expenses—Shareholder Fees (paid directly from your investment)” and “Fees and Expenses—Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Z Shares
Management fees(b)(c)	0.65%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses(d)	0.20%

Acquired fund fees and expenses	—

Total annual Fund operating expenses(e)	0.85%

(a)	Annual Fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(b)	Management fees include an investment advisory fee of 0.48% and an administration fee of 0.17%.
(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.43% for assets in excess of $1 billion and up to $6 billion; and 0.41% in excess of $6 billion.
(d)	Other expenses have been restated.
(e)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses—Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$87	$271	$471	$1,049

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Large Cap Value Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.85%	4.15%	$10,415.00	$86.76
2	10.25%	0.85%	8.47%	$10,847.22	$90.36
3	15.76%	0.85%	12.97%	$11,297.38	$94.11
4	21.55%	0.85%	17.66%	$11,766.22	$98.02
5	27.63%	0.85%	22.55%	$12,254.52	$102.09
6	34.01%	0.85%	27.63%	$12,763.08	$106.32
7	40.71%	0.85%	32.93%	$13,292.75	$110.74
8	47.75%	0.85%	38.44%	$13,844.40	$115.33
9	55.13%	0.85%	44.19%	$14,418.94	$120.12
10	62.89%	0.85%	50.17%	$15,017.33	$125.10

Total Gain After Fees and Expenses				$5,017.33
Total Annual Fees and Expenses Paid					$1,048.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18307-0609

COLUMBIA LARGE CAP ENHANCED CORE FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Prospectus dated July 1, 2008

Effective immediately, the Class A and Class R Shares prospectus is revised and supplemented as follows:

1.	The “FUNDamentals—Fund Expenses” table in the section entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:

FUNDamentalsTM

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

•	annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution and service fees (sometimes referred to in the industry as “Rule 12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

2.	The sections entitled “Fees and Expenses—Shareholder Fees (paid directly from your investment)” and “Fees and Expenses—Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

	Class A Shares	Class R Shares
Management fees(b)(c)	0.51%	0.51%

Distribution and service (Rule 12b-1) fees	0.25%	0.50%

Other expenses(d)	0.13%	0.13%

Acquired fund fees and expenses	—	—

Total annual Fund operating expenses(e)	0.89%	1.14%

(a)	Annual Fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(b)	Management fees include an investment advisory fee of 0.34% and an administration fee of 0.17%.
(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $500 million; 0.30% for assets in excess of $500 million and up to $1 billion; 0.25% for assets in excess of $1 billion and up to $1.5 billion; 0.20% for assets in excess of $1.5 billion and up to $3 billion; 0.18% for assets in excess of $3 billion and up to $6 billion; and 0.16% for assets in excess of $6 billion.
(d)	Other expenses have been restated based on a change to the contractual fees paid by the Fund.
(e)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.50% annually through June 30, 2009. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.75% for Class A shares and 1.00% for Class R shares. After June 30, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.70% of the Fund’s average daily net assets on an annualized basis. The Advisor, at its discretion, may revise or discontinue this arrangement at any time. The Advisor and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed limitations in effect at the time of recovery.

3.	The table under “Fees and Expenses—Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$91	$284	$493	$1,096
Class R Shares	$116	$362	$628	$1,386

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Large Cap Enhanced Core Fund - Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	0.89%	8.39%	$10,838.89	$94.56
3	15.76%	0.89%	12.84%	$11,284.37	$98.45
4	21.55%	0.89%	17.48%	$11,748.16	$102.49
5	27.63%	0.89%	22.31%	$12,231.01	$106.71
6	34.01%	0.89%	27.34%	$12,733.70	$111.09
7	40.71%	0.89%	32.57%	$13,257.06	$115.66
8	47.75%	0.89%	38.02%	$13,801.93	$120.41
9	55.13%	0.89%	43.69%	$14,369.19	$125.36
10	62.89%	0.89%	49.60%	$14,959.76	$130.51

Total Gain After Fees and Expenses				$4,959.76
Total Annual Fees and Expenses Paid					$1,096.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Enhanced Core Fund - Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.14%	3.86%	$10,386.00	$116.20
2	10.25%	1.14%	7.87%	$10,786.90	$120.69
3	15.76%	1.14%	12.03%	$11,203.27	$125.34
4	21.55%	1.14%	16.36%	$11,635.72	$130.18
5	27.63%	1.14%	20.85%	$12,084.86	$135.21
6	34.01%	1.14%	25.51%	$12,551.34	$140.43
7	40.71%	1.14%	30.36%	$13,035.82	$145.85
8	47.75%	1.14%	35.39%	$13,539.00	$151.48
9	55.13%	1.14%	40.62%	$14,061.61	$157.32
10	62.89%	1.14%	46.04%	$14,604.39	$163.40

Total Gain After Fees and Expenses				$4,604.39
Total Annual Fees and Expenses Paid					$1,386.10

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18501-0609

COLUMBIA LARGE CAP ENHANCED CORE FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Prospectus dated July 1, 2008

Effective immediately, the Class Z Shares prospectus is revised and supplemented as follows:

1.	The “FUNDamentals—Fund Expenses” table in the section entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:

FUNDamentalsTM

Fund Expenses

In general, there are two kinds of fund expenses:

•	shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

•	annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Z Shares
Management fees(b)(c)	0.51%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses(d)	0.13%

Acquired fund fees and expenses	—

Total annual Fund operating expenses(e)	0.64%

(a)	Annual Fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(b)	Management fees include an investment advisory fee of 0.34% and an administration fee of 0.17%.
(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $500 million; 0.30% for assets in excess of $500 million and up to $1 billion; 0.25% for assets in excess of $1 billion and up to $1.5 billion; 0.20% for assets in excess of $1.5 billion and up to $3 billion; 0.18% for assets in excess of $3 billion and up to $6 billion; and 0.16% for assets in excess of $6 billion.
(d)	Other expenses have been restated based on a change to the contractual fees paid by the Fund.
(e)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.50% annually through June 30, 2009. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.50%. After June 30, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.70% of the Fund’s average daily net assets on an annualized basis. The Advisor, at its discretion, may revise or discontinue this arrangement at any time. The Advisor and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed limitations in effect at the time of recovery.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$65	$205	$357	$798

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Large Cap Enhanced Core Fund - Class Z Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.64%	4.36%	$10,436.00	$65.40
2	10.25%	0.64%	8.91%	$10,891.01	$68.25
3	15.76%	0.64%	13.66%	$11,365.86	$71.22
4	21.55%	0.64%	18.61%	$11,861.41	$74.33
5	27.63%	0.64%	23.79%	$12,378.57	$77.57
6	34.01%	0.64%	29.18%	$12,918.28	$80.95
7	40.71%	0.64%	34.82%	$13,481.52	$84.48
8	47.75%	0.64%	40.69%	$14,069.31	$88.16
9	55.13%	0.64%	46.83%	$14,682.73	$92.01
10	62.89%	0.64%	53.23%	$15,322.90	$96.02

Total Gain After Fees and Expenses				$5,322.90
Total Annual Fees and Expenses Paid					$798.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18404-0609